Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust	$ 0	$ 15,908	$ 0
Warrant Liability	0	25,906
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust		15,908
Warrant Liability		0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust		0
Warrant Liability	0	0
Foreign Currency Forward Liability		53
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Derivative Liability	157	178
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust		0
Warrant Liability	27,160	18,280
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Derivative Liability	$ 0